Commitments and Contingencies	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 6 — COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up
restrictions. Notwithstanding the foregoing, the registration rights relating to the Founder Shares and the Private Placement Warrants held by the representative shall comply with the requirements of FINRA Rule 5110(g)(8)(B)-(D), namely that the representative may not exercise its demand and “piggy-back” registration rights after five and seven years, respectively, from the Initial Public Offering and may not exercise its demand right on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Representative’s Ordinary Shares
The Sponsor surrendered and forfeited 150,000 Founder Shares at no cost, and the representative purchased 150,000 Founder Shares, for an aggregate purchase price of $500,000, in connection with the closing of the Initial Public Offering. The representative will be subject to the same restrictions and other agreements of the Sponsor with respect to the Founder Shares. The Founder Shares purchased by the representative will not, however, be subject to the same concessions as those applied to the Founder Shares held by the Sponsor in accordance with the terms of a business combination.
Underwriting Agreement
The Company granted the underwriters
a 45-day option
from the date of Initial Public Offering to purchase up to 2,610,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The over-allotment option was exercised in full.
The underwriters received a cash underwriting discount of $3,480,000 in the aggregate, payable upon the closing of the Initial Public Offering. In addition, the underwriters will be entitled to a deferred fee of $6,525,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

NOTE 6 — COMMITMENTS AND CONTINGENCIES
Registration Rights
— The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up
restrictions. Notwithstanding the foregoing, the registration rights relating to the Founder Shares and the Private Placement Warrants held by the representative shall comply with the requirements of FINRA Rule 5110(g)(8)(B)-(D), namely that the representative may not exercise its demand and “piggy-back” registration rights after five and seven years, respectively, from the Initial Public Offering and may not exercise its demand right on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Representative’s Ordinary Shares
The Sponsor surrendered and forfeited 150,000 Founder Shares at no cost, and the representative purchased 150,000 Founder Shares, for an aggregate purchase price of $500,000, in connection with the closing of the Initial Public Offering. The representative will be subject to the same restrictions and other agreements of the Sponsor with respect to the Founder Shares. The Founder Shares purchased by the representative will not, however, be subject to the same concessions as those applied to the Founder Shares held by the Sponsor in accordance with the terms of a Business Combination.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of Initial Public Offering to purchase up to 2,610,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The over-allotment option was exercised in full.
The underwriters received a cash underwriting discount of $3,480,000 in the aggregate, payable upon the closing of the Initial Public Offering. In addition, the underwriters will be entitled to a deferred fee of $6,525,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.